Fees Summary	Jun. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,565,000
Previously Paid Amount	0.00
Total Fee Amount	545.80
Total Offset Amount	0.00
Net Fee	545.80
Narrative - Max Aggregate Offering Price	$ 3,565,000
Final Prospectus	true